Note 17 - Fair Value Disclosure Measurements (Details) - Assets Measured on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets measured on a non-recurring basis:
Impaired loans	$ 18,965	$ 21,288
Fair Value, Inputs, Level 3 [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,158	17,600
Other real estate owned	2,698	1,846
Estimate of Fair Value Measurement [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,158	17,600
Other real estate owned	$ 2,698	$ 1,846